Government Grants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Government Grants [Line Items]
Government grants amortized to the profit and loss account	$ 154,000	$ 115,000
Restricted retained earnings	$ 1,900,000